Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and Due from Banks	$ 175,423,476	$ 177,866,399
Debt Securities at fair value through profit or loss	155,419,560	89,431,378
Derivative Financial Instruments	2,165,032	3,170,815
Repurchase Transactions	60,995,643	40,944,933
Other Financial Assets	10,093,626	14,860,200
Loans and Other Financing	526,434,119	488,144,152
Other Debt Securities	23,070,377	25,893,436
Financial Assets Pledged as Collateral	18,717,443	15,725,036
Current Income Tax Assets	197,094	55,141
Investments in Equity Instruments	5,711,684	6,200,459
Equity investments in Associates and Joint Ventures	89,142	0
Property, Plant and Equipment	43,731,420	44,877,360
Intangible Assets	14,468,821	11,834,308
Deferred Income Tax Assets	9,212,595	3,821,378
Assets for Insurance Contracts	1,885,390	1,608,517
Other Non-financial Assets	7,634,427	8,782,988
Non-current Assets Held for Sale	29,328	53,106
TOTAL ASSETS	1,055,279,177	933,269,606
Liabilities
Deposits	676,395,735	536,033,696
Liabilities at fair value through Profit or Loss	0	1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	97,471,465	97,153,624
Financing Received from the Argentine Central Bank and Other Financial Institutions	13,833,439	30,936,161
Debt Securities	17,073,898	39,808,666
Current Income Tax Liabilities	15,227,474	14,042,235	$ 7,241,213
Subordinated Debt Securities	21,653,546	21,100,718
Provisions	3,776,297	3,739,734
Deferred Income Tax Liabilities	136,934	3,020,554
Liabilities for Insurance Contracts	2,060,976	1,999,408
Other Non-financial Liabilities	25,258,228	23,239,327
TOTAL LIABILITIES	872,945,442	774,209,789
Operating segments [member] | Banks [member]
Assets
Cash and Due from Banks	172,308,807	175,814,936
Debt Securities at fair value through profit or loss	155,892,300	89,441,583
Derivative Financial Instruments	2,165,032	3,170,815
Repurchase Transactions	60,995,643	40,944,933
Other Financial Assets	6,920,271	7,780,625
Loans and Other Financing	439,306,303	421,122,047
Other Debt Securities	21,448,751	21,962,083
Financial Assets Pledged as Collateral	18,639,697	15,713,219
Current Income Tax Assets		0
Investments in Equity Instruments	5,709,565	6,200,459
Equity investments in Associates and Joint Ventures	480,530	419,309
Property, Plant and Equipment	38,189,687	39,565,282
Intangible Assets	12,850,061	9,698,756
Deferred Income Tax Assets	5,300,716
Other Non-financial Assets	5,782,609	7,223,806
Non-current Assets Held for Sale	29,328	53,106
TOTAL ASSETS	946,019,300	839,110,959
Liabilities
Deposits	678,102,758	541,621,151
Liabilities at fair value through Profit or Loss		1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	40,888,983	51,640,464
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,192,180	27,848,878
Debt Securities	7,904,075	25,742,191
Current Income Tax Liabilities	13,030,588	12,544,435
Subordinated Debt Securities	21,653,546	21,100,718
Provisions	3,432,729	3,379,110
Deferred Income Tax Liabilities		2,577,307
Other Non-financial Liabilities	18,935,846	18,421,066
TOTAL LIABILITIES	794,198,155	708,010,986
Operating segments [member] | Ecosistema Naranja X [member]
Assets
Cash and Due from Banks	2,188,741	5,618,935
Debt Securities at fair value through profit or loss	91,762
Other Financial Assets	1,281,954	6,186,615
Loans and Other Financing	88,545,787	65,928,775
Other Debt Securities	174,456	1,786,664
Financial Assets Pledged as Collateral	9,126	9,617
Current Income Tax Assets	36,242	20,983
Property, Plant and Equipment	4,859,111	4,636,630
Intangible Assets	1,534,001	1,995,236
Deferred Income Tax Assets	3,625,102	3,428,499
Other Non-financial Assets	725,134	398,757
TOTAL ASSETS	103,071,416	90,010,711
Liabilities
Deposits	5
Other Financial Liabilities	55,323,990	43,416,663
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,794,722	3,999,344
Debt Securities	10,078,781	14,305,377
Current Income Tax Liabilities	1,189,775	1,249,899
Provisions	145,058	147,522
Other Non-financial Liabilities	4,975,456	3,721,626
TOTAL LIABILITIES	77,507,787	66,840,431
Operating segments [member] | Insurance [member]
Assets
Cash and Due from Banks	39,612	103,152
Debt Securities at fair value through profit or loss		49,837
Other Financial Assets	815,104	435,406
Loans and Other Financing	473,165	358,620
Other Debt Securities	1,617,826	2,323,480
Financial Assets Pledged as Collateral		555
Current Income Tax Assets	160,852
Property, Plant and Equipment	646,688	621,167
Intangible Assets	73,415	140,317
Deferred Income Tax Assets	176,642	260,000
Assets for Insurance Contracts	1,885,937	1,608,517
Other Non-financial Assets	27,372	163,377
TOTAL ASSETS	5,916,613	6,064,428
Liabilities
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	4,205
Current Income Tax Liabilities	446,188	203,138
Provisions	136,010	174,984
Deferred Income Tax Liabilities		324,818
Liabilities for Insurance Contracts	2,060,999	2,004,865
Other Non-financial Liabilities	686,060	644,329
TOTAL LIABILITIES	3,329,257	3,356,339
Operating segments [member] | Other businesses [member]
Assets
Cash and Due from Banks	2,278,879	963,415
Debt Securities at fair value through profit or loss	173,800	70
Other Financial Assets	1,077,956	467,944
Loans and Other Financing	1,463,755	3,428,355
Financial Assets Pledged as Collateral	68,620	2,200
Current Income Tax Assets		34,158
Investments in Equity Instruments	2,119
Property, Plant and Equipment	35,934	54,281
Intangible Assets	4,436,289	1,243,959
Deferred Income Tax Assets	110,135	132,879
Other Non-financial Assets	1,099,312	1,000,001
TOTAL ASSETS	10,746,799	7,327,262
Liabilities
Other Financial Liabilities	2,107,556	2,844,848
Financing Received from the Argentine Central Bank and Other Financial Institutions	1
Current Income Tax Liabilities	560,923	44,763
Provisions	62,500	38,118
Deferred Income Tax Liabilities	136,934	118,429
Other Non-financial Liabilities	700,947	536,361
TOTAL LIABILITIES	3,568,861	3,582,519
Adjustments [member]
Assets
Cash and Due from Banks	(1,392,563)	(4,634,039)
Debt Securities at fair value through profit or loss	(738,302)	(60,112)
Other Financial Assets	(1,659)	(10,390)
Loans and Other Financing	(3,354,891)	(2,693,645)
Other Debt Securities	(170,656)	(178,791)
Financial Assets Pledged as Collateral		(555)
Equity investments in Associates and Joint Ventures	(391,388)	(419,309)
Property, Plant and Equipment		0
Intangible Assets	(4,424,945)	(1,243,960)
Assets for Insurance Contracts	(547)
Other Non-financial Assets		(2,953)
TOTAL ASSETS	(10,474,951)	(9,243,754)
Liabilities
Deposits	(1,707,028)	(5,587,455)
Other Financial Liabilities	(849,064)	(748,351)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(2,153,464)	(916,266)
Debt Securities	(908,958)	(238,902)
Liabilities for Insurance Contracts	(23)	(5,457)
Other Non-financial Liabilities	(40,081)	(84,055)
TOTAL LIABILITIES	$ (5,658,618)	$ (7,580,486)